Schedule I - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (Loss) for the year	$ 443,828	$ (115,374)	$ (249,758)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense	147,983	(4,562)	21,939
Depreciation and amortization charges, operating allowances and write-downs	81,559	97,328	108,189
Finance income (loss)	(2,274)	(253)	(177)
Finance costs	61,015	149,189	66,968
Exchange differences	9,995	2,386	(25,553)
Financial derivative (gain) loss			(3,168)
Share-based compensation	5,836	3,627	2,017
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	(72,558)	(161,434)	71,034
Increase (decrease) in trade and other payables	30,640	64,382	(55,405)
Other changes in operating assets and liabilities	(56,677)	29,803	14,473
Net cash provided by (used in) operating activities	405,018	(1,341)	154,268
Payments due to investments:
Other intangible assets	(1,147)		(2,654)
Net cash provided (used) by investing activities	(51,774)	(23,848)	(31,940)
Cash flows from financing activities:
Proceeds from equity issuance		40,000
Borrowings	898,586	659,083	177,593
Repayment of debt instruments	(84,823)
Amounts paid due to leases	(11,590)	(11,232)	(10,315)
Interest paid	(60,822)	(22,177)	(37,912)
Net cash provided (used) by financing activities	(140,458)	10,452	(113,333)
Total net cash flows for the year	212,786	(14,737)	8,995
Beginning balance of cash and cash equivalents	116,663	131,557	123,175
Exchange differences on cash and cash equivalents in foreign currencies	(6,506)	(157)	(613)
Ending balance of cash and cash equivalents	322,943	116,663	131,557
Separate [member]
Cash flows from operating activities:
Profit (Loss) for the year	(40,436)	(44,490)	4,146
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense			515
Depreciation and amortization charges, operating allowances and write-downs	104	109	3
Finance income (loss)	(4,029)	(77,232)	(8,976)
Finance costs	26,444	96,581	22,069
Exchange differences	2,005	15,227	(25,516)
Financial derivative (gain) loss			(3,168)
Share-based compensation	5,836	3,627	2,017
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	7,138	1,431	(21,300)
Increase (decrease) in trade and other payables	5,205	(22,169)	47,456
Other changes in operating assets and liabilities	(492)	(548)	(10,146)
Net cash provided by (used in) operating activities	1,775	(27,464)	7,100
Payments due to investments:
Other intangible assets	(522)
Net cash provided (used) by investing activities	(522)
Cash flows from financing activities:
Payment for equity issuance costs		(6,647)
Proceeds from equity issuance		41,440
Borrowings		218
Repayment of debt instruments	(2,181)
Amounts paid due to leases	(123)	(111)	(733)
Interest paid		(7,031)	(6,590)
Net cash provided (used) by financing activities	(2,304)	27,869	(7,323)
Total net cash flows for the year	(1,051)	405	(223)
Beginning balance of cash and cash equivalents	1,311	1,065	1,199
Exchange differences on cash and cash equivalents in foreign currencies	345	(159)	89
Ending balance of cash and cash equivalents	$ 605	$ 1,311	$ 1,065